Summary of Significant Accounting Policies - Summary of Consolidation Methods (Detail)	12 Months Ended
Dec. 31, 2022
Constellation Pharmaceuticals, Inc.
Disclosure of significant accounting policies [line items]
Purchase of Shares / Establishment	July 2021
Included in Basis of Consolidation since	07/15/2021
Constellation Securities, Corp.
Disclosure of significant accounting policies [line items]
Purchase of Shares / Establishment	July 2021
Included in Basis of Consolidation since	07/15/2021
MorphoSys US Inc., Boston, Massachusetts, USA [member]
Disclosure of significant accounting policies [line items]
Purchase of Shares / Establishment	July 2018
Included in Basis of Consolidation since	07/02/2018